The Company	3 Months Ended
Jun. 07, 2017
The Crypto Company, Inc. [Member]
The Company

NOTE 1 – THE COMPANY

The Crypto Company (the “Company) was incorporated in the State of Nevada on March 9, 2017 (date of inception), and is engaged in the business of advising regarding, investing in, trading and developing proprietary source code for digital assets with diversified exposure to digital asset markets. The Company’s core services include consulting and advising companies regarding investment and trading in the digital asset market and investing in a manner that diversifies exposure to the growing class of digital assets.

Technology - The Company is developing proprietary technology, including trading management and auditing software, tools and processes, to assist both traditional companies, from start-up businesses to well-established companies, and decentralized autonomous organizations with their design protocol and connect such companies and teams to the resources required to operate and/or trade in cryptocurrencies.

Consulting - The Company offers various consulting services to a variety of clients, including advising traditional institutions and decentralized autonomous organizations, who desire to operate or trade in cryptocurrencies and active dialogue with government regulators, lawmakers and industry groups to create responsible regulations that promote the growth of the cryptocurrency market while providing transparency to potential investors.

Media and Ongoing Education - The Company engages in public discourse on an ongoing basis and regularly host roundtable webinars to educate the public about the cryptocurrency market.